Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 67,576	$ 53,763	$ 45,595
Additions based on income tax positions related to the current year	6,311	8,551	8,778
Additions for income tax positions of prior years	512	296	142
Foreign currency impact for income tax positions	(5,713)	5,303	(601)
Reductions for income tax positions of prior years	(32)	(60)	(151)
Settlements with income tax authorities	(504)	(277)	0
Changes in judgment regarding tax position	(65,591)	0	0
Balance at the end of the year	$ 2,559	$ 67,576	$ 53,763